Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ReportableUnit Segment	Dec. 31, 2022 USD ($) Segment	Mar. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment loss		$ 0	$ 0
Stockholders' deficit	$ 2,676,000	(1,348,000)	6,445,000	$ (4,837,000)	$ 10,836,000
Impairment charges		$ 0
Number of reporting units | ReportableUnit		1
Interest or penalties related to income tax matters	$ 0		$ 0
Number of operating segment | Segment		1	1
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect		true
In Process Research and Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charges		$ 0	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets		5 years